United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2024

Date of reporting period: November 30, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.26%
Consumer Discretionary - 0.01%
Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$10,441

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B	533,359	—

Financials - 0.23%
Financial Services - 0.23%
Anuvu Corp.A B	94,492	472,460

Information Technology - 0.02%
Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	1,409

Software - 0.02%
Internap Holding LLCA B C	63,490	47,031

Total Information Technology		48,440

Total Common Stocks (Cost $3,757,492)		531,341

PREFERRED STOCKS - 0.00% (Cost $339,302)
Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B D	2,077,530	—

	Principal Amount
BANK LOAN OBLIGATIONSE - 90.94%
Basic Materials - 1.43%
Chemicals - 1.35%
Ineos U.S. Finance LLC,
9.198%, Due 11/8/2027, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	$505,378	504,640
8.948%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	253,721	251,303
IRIS Holdings, Inc., 10.233%, Due 6/28/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	875,201	787,681
Nouryon Finance BV, 9.467%, Due 4/3/2028, 2023 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	250,000	247,890
Starfruit Finco BV, 9.441%, Due 4/3/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	1,010,239	1,002,238

		2,793,752

Forest Products & Paper - 0.08%
Asplundh Tree Expert LLC, 7.198%, Due 9/7/2027, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	157,503	157,766

Total Basic Materials		2,951,518

Communications - 18.64%
Advertising - 1.09%
ABG Intermediate Holdings 2 LLC,
9.343%, Due 12/21/2028, 2023 Delayed Draw Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	16,888	16,937
9.448%, Due 12/21/2028, 2023 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	150,440	150,879

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Communications - 18.64% (continued)
Advertising - 1.09% (continued)
CMG Media Corp., 8.990%, Due 12/17/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	$2,279,169	$2,090,659

		2,258,475

Internet - 6.23%
Gen Digital, Inc., Due 9/12/2029, 2022 Term Loan BF	4,689,936	4,675,538
Getty Images, Inc., 9.990%, Due 2/19/2026, 2019 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	3,431,010	3,439,587
Go Daddy Operating Co. LLC, 7.848%, Due 11/9/2029, 2022 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	1,505,713	1,507,444
MH Sub I LLC, 9.598%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	1,628,135	1,574,993
PUG LLC,
8.963%, Due 2/12/2027, USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	564,115	545,432
9.713%, Due 2/12/2027, 2021 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	331,184	320,420
Uber Technologies, Inc., 8.159%, Due 3/3/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	840,774	842,355

		12,905,769

Media - 6.48%
Charter Communications Operating LLC, 7.098% - 7.133%, Due 2/1/2027, 2019 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 1.750%, 3 mo. USD Secured Overnight Financing Rate + 1.750%)	4,720,761	4,710,045
Coral-U.S. Co-Borrower LLC, Due 10/15/2029, 2021 Term Loan B6F	1,983,417	1,959,992
GEE Holdings LLC,
13.500%, Due 3/24/2025, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.000%)	2,192,511	1,973,260
13.790%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 8.250%)	1,839,857	1,090,116
Midcontinent Communications, 7.098%, Due 8/15/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	148,006	147,636
Sinclair Television Group, Inc., 8.463%, Due 4/1/2028, 2021 Term Loan B3, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	3,769	2,903
Univision Communications, Inc.,
8.713%, Due 1/31/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,005,580	995,022
9.640%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	498,575	497,642
UPC Financing Partnership, Due 1/31/2029, 2021 USD Term Loan AXF	532,965	526,527
Virgin Media Bristol LLC,
8.687%, Due 1/31/2029, 2020 USD Term Loan Q, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,014,628	1,004,765
8.790%, Due 3/31/2031, 2023 USD Term Loan Y, (6 mo. USD Secured Overnight Financing Rate + 3.250%)	508,430	500,885

		13,408,793

Telecommunications - 4.84%
CCI Buyer, Inc., 9.390%, Due 12/17/2027, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	2,016,353	2,000,868
Cincinnati Bell, Inc., 8.698%, Due 11/22/2028, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	2,014,088	1,987,482
Connect Finco SARL, 8.848%, Due 12/11/2026, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)F	4,744,698	4,732,077

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Communications - 18.64% (continued)
Telecommunications - 4.84% (continued)
Iridium Satellite LLC, 7.848%, Due 9/20/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	$784,021	$783,691
Zayo Group Holdings, Inc., 9.673%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.325%)	615,592	523,764

		10,027,882

Total Communications		38,600,919

Consumer, Cyclical - 14.44%
Airlines - 3.30%
American Airlines, Inc.,
7.317%, Due 1/29/2027, 2017 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	1,991,356	1,950,852
10.427%, Due 4/20/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	2,239,596	2,270,391
Due 5/17/2029, 2023 1st Lien Term Loan BF	983,359	976,604
Mileage Plus Holdings LLC, 10.798%, Due 6/21/2027, 2020 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	234,825	241,780
SkyMiles IP Ltd., 9.166%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	213,444	217,901
United Airlines, Inc., 9.207%, Due 4/21/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	1,171,947	1,170,611

		6,828,139

Auto Parts & Equipment - 0.39%
Clarios Global LP, 9.098%, Due 5/6/2030, 2023 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	537,712	538,115
Power Stop LLC, 10.198%, Due 1/26/2029, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	298,752	268,877

		806,992

Distribution/Wholesale - 0.60%
ARAMSCO, Inc.,
Due 10/10/2030, 2023 Delayed Draw Term LoanF G	15,347	15,302
10.156%, Due 10/10/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	87,988	87,731
Patriot Container Corp., 9.198%, Due 3/20/2025, 2018 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	1,048,235	993,203
Verde Purchaser LLC, Due 11/17/2030, Term Loan BF	154,731	149,413

		1,245,649

Entertainment - 7.36%
Allen Media LLC, 11.040%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	2,975,766	2,596,355
Caesars Entertainment Corp., 8.698%, Due 2/6/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	3,700,117	3,699,081
CE Intermediate I LLC, 9.019%, Due 11/10/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	149,875	147,160
Deluxe Entertainment Services Group, Inc.,
10.159%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 5.000%)B C H	85,986	8,091
2.500%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C H	1,111,893	—
DHX Media Ltd., 9.713%, Due 3/24/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)F	2,145,156	2,079,471
Flutter Financing BV, Due 11/25/2030, Term Loan BF	1,031,541	1,026,383
J&J Ventures Gaming LLC,
Due 4/26/2028, 2023 Nevada Delayed Draw Term LoanF	160,972	154,935

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Consumer, Cyclical - 14.44% (continued)
Entertainment - 7.36% (continued)
J&J Ventures Gaming LLC (continued)
9.652%, Due 4/26/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	$1,067,667	$1,041,168
9.713%, Due 4/26/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	89,429	86,075
Lions Gate Capital Holdings LLC, 7.698%, Due 3/24/2025, 2018 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	245,692	245,130
Ontario Gaming GTA LP, 9.640%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)F	3,148,716	3,154,635
PENN Entertainment, Inc., 8.198%, Due 5/3/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	258,167	258,020
Stars Group Holdings BV, Due 7/21/2026, 2018 USD Incremental Term LoanF	157,722	157,630
UFC Holdings LLC, 8.399%, Due 4/29/2026, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	97,913	98,025
WMG Acquisition Corp., 7.588%, Due 1/20/2028, 2021 Term Loan G, (1 mo. USD Secured Overnight Financing Rate + 2.125%)	491,694	491,389

		15,243,548

Food Service - 0.24%
Aramark Services, Inc., 7.963%, Due 6/22/2030, 2023 Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	489,863	489,657

Home Builders - 0.16%
Tecta America Corp., 9.713%, Due 4/10/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	330,064	329,909

Leisure Time - 0.52%
Carnival Corp., 8.321%, Due 8/8/2027, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	505,644	502,272
City Football Group Ltd., 8.455%, Due 7/21/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	104,661	103,614
SRAM LLC, 8.213%, Due 5/18/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	483,027	480,008

		1,085,894

Lodging - 0.55%
Hilton Domestic Operating Company, Inc., 7.443%, Due 11/8/2030, 2023 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	156,344	156,429
Station Casinos LLC, 7.698%, Due 2/8/2027, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	981,199	980,306

		1,136,735

Retail - 1.32%
BC Unlimited Liability Co., 7.598%, Due 9/20/2030, 2023 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	1,786,923	1,778,828
IRB Holding Corp., 8.448%, Due 12/15/2027, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	197,292	196,894
Les Schwab Tire Centers, 8.710%, Due 11/2/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	492,000	491,178
NPC International, Inc., Due 4/19/2024, 1st Lien Term Loan, (3 mo. USD LIBOR + 4.500%)B C H	917,520	274,063

		2,740,963

Total Consumer, Cyclical		29,907,486

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Consumer, Non-Cyclical - 21.05%
Beverages - 2.04%
City Brewing Co. LLC, 9.164%, Due 4/5/2028, Closing Date Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)F	$4,048,324	$3,254,853
Sunshine Investments BV, 9.630%, Due 7/12/2029, 2022 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	977,835	975,694

		4,230,547

Biotechnology - 0.48%
ANI Pharmaceuticals, Inc., 11.463%, Due 11/19/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	986,121	982,423

Commercial Services - 11.18%
AlixPartners LLP, 8.213%, Due 2/4/2028, 2021 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	3,017,917	3,020,362
Avis Budget Car Rental LLC, 8.948%, Due 3/16/2029, 2022 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	979,231	980,044
Conservice Midco LLC, 9.698%, Due 5/13/2027, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	157,131	156,936
Creative Artists Agency LLC, 8.848%, Due 11/27/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	3,084,747	3,090,330
GTCR W Merger Sub LLC, Due 9/20/2030, USD Term Loan BF	5,075	5,068
Hertz Corp.,
8.713%, Due 6/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	133,119	131,414
8.713%, Due 6/30/2028, 2021 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	25,665	25,336
9.140%, Due 6/30/2028, 2023 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,025,146	1,012,332
New Constellis Borrower LLC,
13.383%, Due 9/27/2025, 2020 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.750%)	351,403	297,814
16.883%, Due 3/27/2026, 2020 2nd Lien Term Loan, PIK (in-kind rate 11.250%)	175,271	91,725
Prime Security Services Borrower LLC, 7.841%, Due 10/14/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	780,336	780,391
RLG Holdings LLC, 9.713%, Due 7/7/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	1,275,277	1,156,256
Stats Intermediate Holdings LLC, 10.881%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	6,143,025	5,697,655
Teneo Holdings LLC, Due 7/11/2025, Term LoanF	2,467,821	2,460,121
Trans Union LLC, 7.713%, Due 12/1/2028, 2021 Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	2,924,103	2,923,109
Wand NewCo 3, Inc., 8.198%, Due 2/5/2026, 2020 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	980,635	980,694
WEX, Inc., 7.713%, Due 3/31/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	342,409	342,704

		23,152,291

Food - 1.82%
Froneri International Ltd., 7.698%, Due 1/29/2027, 2020 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	105,143	105,089
United Natural Foods, Inc., 8.713%, Due 10/22/2025, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)F	3,683,458	3,667,656

		3,772,745

Health Care - Products - 1.01%
Avantor Funding, Inc., 7.698%, Due 11/8/2027, 2021 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	166,374	166,313

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Consumer, Non-Cyclical - 21.05% (continued)
Health Care - Products - 1.01% (continued)
Carestream Dental Equipment, Inc., 10.231%, Due 9/1/2024, 2021 Term Loan, (6 mo. USD LIBOR + 4.500%)	$168,595	$138,608
Lifescan Global Corp., 11.975%, Due 12/31/2026, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	2,349,954	1,785,965

		2,090,886

Health Care - Services - 1.90%
LifePoint Health, Inc., 11.168%, Due 11/16/2028, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	1,468,664	1,403,029
NAPA Management Services Corp., Due 2/23/2029, Term Loan BF	1,267,893	1,054,735
Phoenix Guarantor, Inc., 8.963%, Due 3/5/2026, 2021 Term Loan B3, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	994,985	993,801
Star Parent, Inc., 9.386%, Due 9/27/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	490,209	478,704

		3,930,269

Pharmaceuticals - 2.62%
Alvogen Pharma U.S., Inc., 13.040%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	5,115,406	4,680,596
Amneal Pharmaceuticals LLC, 10.822%, Due 5/4/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)F	354,258	336,839
Elanco Animal Health, Inc., 7.193%, Due 8/1/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	98,943	97,281
Grifols Worldwide Operations USA, Inc., Due 11/15/2027, USD 2019 Term Loan BF	161,913	159,844
Organon & Co., 8.436%, Due 6/2/2028, USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	157,982	157,587

		5,432,147

Total Consumer, Non-Cyclical		43,591,308

Diversified - 0.12%
Holding Companies - Diversified - 0.12%
Belfor Holdings, Inc., 9.098%, Due 11/1/2030, 2023 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	256,933	256,611

Energy - 1.88%
Oil & Gas - 0.18%
Apro LLC, 9.210%, Due 11/14/2026, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	263,985	263,930
Lealand Finance Co. BV, 8.463%, Due 6/28/2024, 2020 Make Whole Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	142,892	100,024

		363,954

Pipelines - 1.70%
Limetree Bay Terminals LLC, 10.652%, Due 2/15/2024, 2022 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	3,909,054	3,526,515

Total Energy		3,890,469

Financial - 10.75%
Diversified Financial Services - 5.68%
Advisor Group, Inc., 9.848%, Due 8/17/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	245,545	245,621
Apex Group Treasury LLC,
9.377%, Due 7/27/2028, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,178,998	1,162,492

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Financial - 10.75% (continued)
Diversified Financial Services - 5.68% (continued)
Apex Group Treasury LLC (continued)
10.403%, Due 7/27/2028, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	$2,378,258	$2,375,286
Astra Acquisition Corp., 10.902%, Due 10/25/2028, 2021 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	1,201,234	790,880
Blackhawk Network Holdings, Inc., 8.138%, Due 6/15/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	271,434	270,680
Castlelake Aviation Ltd.,
8.421%, Due 10/22/2026, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	2,942,072	2,942,542
8.421%, Due 10/22/2027, 2023 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	597,233	596,486
Citadel Securities LP, 7.963%, Due 7/29/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	261,225	261,084
Eisner Advisory Group LLC,
10.713%, Due 7/28/2028, 2022 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	1,028,949	1,027,025
10.713%, Due 7/28/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	850,005	848,416
Fleetcor Technologies Operating Co. LLC, 7.198%, Due 4/28/2028, 2021 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	490,145	489,939
Focus Financial Partners LLC, 8.598%, Due 6/30/2028, 2022 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	490,841	490,473
Jane Street Group LLC, 8.213%, Due 1/26/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	260,975	261,024
NBG Acquisition, Inc., 11.396%, Due 4/26/2024, Term Loan, (6 mo. USD LIBOR + 5.500%)H	242,068	4,841

		11,766,789

Insurance - 3.23%
Acrisure LLC,
9.150%, Due 2/15/2027, 2020 Term Loan B, (3 mo. USD LIBOR + 3.500%)	507,522	502,554
9.888%, Due 11/11/2030, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	2,120,478	2,113,862
Alliant Holdings Intermediate LLC, 8.831%, Due 11/5/2027, 2023 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	105,454	105,520
AmWINS Group, Inc.,
7.713%, Due 2/19/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	988,800	987,089
8.213%, Due 2/19/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	685,940	686,797
Asurion LLC, 9.698%, Due 8/19/2028, 2023 Term Loan B11, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	508,220	499,327
Broadstreet Partners, Inc., 8.463%, Due 1/27/2027, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	496,301	495,060
Ryan Specialty Group LLC, 8.448%, Due 9/1/2027, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	527,948	527,948
USI, Inc., 8.640%, Due 9/27/2030, 2023 Acquisition Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)F	784,555	782,986

		6,701,143

Investment Companies - 1.79%
AI Mistral Holdco Ltd., 11.348%, Due 9/30/2025, 2017 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	2,013,783	1,986,940
Guardian U.S. Holdco LLC, Due 1/31/2030, 2023 Term Loan BF	979,970	980,460
WH Borrower LLC,
10.903%, Due 2/15/2027, 2023 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	211,254	209,142

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Financial - 10.75% (continued)
Investment Companies - 1.79% (continued)
WH Borrower LLC (continued)
Due 2/15/2027, Term LoanF	$528,943	$525,139

		3,701,681

REITS - 0.05%
RHP Hotel Properties LP, 8.098%, Due 5/18/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	97,716	97,643

Total Financial		22,267,256

Industrial - 9.68%
Building Materials - 0.37%
Foley Products Co. LLC, Due 12/29/2028, 2021 Term LoanF	694,963	694,386
Smyrna Ready Mix Concrete LLC, 8.831%, Due 4/2/2029, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	81,472	81,472

		775,858

Electrical Components & Equipment - 0.38%
Creation Technologies, Inc., 11.176%, Due 10/5/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	824,413	783,193

Electronics - 0.38%
NorthPole Newco SARL,
15.500%, Due 3/3/2025, 2022 Term Loan B1, (3 mo. USD PRIME + 7.000%)B C	1,011,940	252,985
15.500%, Due 3/18/2025, Term Loan, (3 mo. USD PRIME + 7.000%)	3,425,455	316,854
6.538%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 1.000%)B C	21,532	646
11.000%, Due 12/31/2025, 2022 RevolverB C I	237,034	213,331

		783,816

Environmental Control - 2.11%
Bingo Industries Ltd., 9.152%, Due 7/14/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.762%)	2,304,295	2,119,951
Covanta Holding Corp.,
7.843%, Due 11/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	457,484	455,123
7.843%, Due 11/30/2028, 2021 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	34,790	34,611
EnergySolutions LLC, 9.382%, Due 9/20/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	983,981	980,291
Filtration Group Corp., 8.963%, Due 10/21/2028, 2021 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	148,589	148,301
LRS Holdings LLC, 9.713%, Due 8/31/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	534,726	522,694
Madison IAQ LLC, 8.699%, Due 6/21/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	108,898	107,252

		4,368,223

Machinery - Construction & Mining - 1.18%
Brookfield WEC Holdings, Inc., 8.213%, Due 8/1/2025, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	2,452,155	2,453,577

Machinery - Diversified - 1.29%
Chart Industries, Inc., 8.691%, Due 3/15/2030, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)F	486,443	484,823
CPM Holdings, Inc., 9.843%, Due 9/28/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	157,736	157,703

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Industrial - 9.68% (continued)
Machinery - Diversified - 1.29% (continued)
DXP Enterprises, Inc., 10.291%, Due 10/11/2030, 2023 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.750%)	$104,070	$103,809
Engineered Machinery Holdings, Inc., 9.152%, Due 5/19/2028, 2021 USD Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	107,216	103,619
Project Castle, Inc., Due 6/1/2029, Term Loan BF	112,678	97,937
SPX Flow, Inc., 9.948%, Due 4/5/2029, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)F	1,580,329	1,575,493
Vertical U.S. Newco Inc, 9.381%, Due 7/30/2027, Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	149,169	149,014

		2,672,398

Packaging & Containers - 3.33%
Berry Global, Inc., 7.186%, Due 7/1/2029, 2023 Term Loan AA, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	496,564	494,752
Graham Packaging Co., Inc., 8.463%, Due 8/4/2027, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	474,722	473,307
Plaze, Inc., 9.213%, Due 8/3/2026, 2020 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	93,945	90,046
Pretium Packaging LLC, 10.395%, Due 10/2/2028, First Out Term Loan A, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	2,164,502	2,112,554
Pretium PKG Holdings, Inc.,
9.327% - 9.391%, Due 10/2/2028, 2021 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	2,682,026	2,066,448
12.210%, Due 10/1/2029, 2021 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 6.750%)	1,641,741	659,044
Proampac PG Borrower LLC, 9.868% - 9.887%, Due 9/15/2028, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	262,313	260,290
Reynolds Group Holdings, Inc., 8.713%, Due 9/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	490,147	490,127
Ring Container Technologies Group LLC, 8.963%, Due 8/12/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	246,353	246,405

		6,892,973

Transportation - 0.64%
ASP LS Acquisition Corp., Due 5/7/2028, 2021 Term LoanF	286,605	258,781
First Student Bidco, Inc.,
8.652%, Due 7/21/2028, Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	68,713	67,539
8.655%, Due 7/21/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	182,826	179,703
9.490%, Due 7/21/2028, 2022 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	559,215	553,925
Genesee & Wyoming, Inc., 7.490%, Due 12/30/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	260,716	260,783

		1,320,731

Total Industrial		20,050,769

Technology - 12.95%
Computers - 4.81%
24-7 Intouch, Inc., 10.198%, Due 8/25/2025, 2018 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	945,123	931,730
Magenta Buyer LLC,
10.645%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	3,466,725	2,221,165
13.895%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	1,809,393	620,477

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Technology - 12.95% (continued)
Computers - 4.81% (continued)
McAfee LLC, 9.193%, Due 3/1/2029, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	$1,704,019	$1,679,379
Park Place Technologies LLC, 10.448%, Due 11/10/2027, 2020 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.000%)	1,056,371	1,040,304
Peraton Corp., 9.198%, Due 2/1/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	495,978	492,526
Perforce Software, Inc., 9.198%, Due 7/1/2026, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	274,061	265,795
SonicWall U.S. Holdings, Inc.,
13.040%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	1,070,372	972,701
10.402%, Due 5/16/2028, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	1,629,223	1,572,201
UST Holdings Ltd., 8.955%, Due 11/20/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	54,099	53,727
Verifone Systems, Inc., 9.641%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	111,438	105,435

		9,955,440

Semiconductors - 0.60%
Natel Engineering Co., Inc., 11.699%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	1,449,435	1,238,064

Software - 7.54%
AppLovin Corp., 8.448%, Due 8/16/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.100%)F	4,767,748	4,766,985
Athenahealth Group, Inc.,
Due 2/15/2029, 2022 Delayed Draw Term loanF	22,529	22,069
8.598%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	159,375	156,277
Banff Merger Sub, Inc., 9.213%, Due 10/2/2025, 2021 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)F	496,432	496,253
Byju’s Alpha, Inc., 15.500%, Due 11/24/2026, Term Loan B, (3 mo. USD LIBOR + 7.000%, 3 mo. USD PRIME + 7.000%)	46,093	16,133
Camelot U.S. Acquisition LLC, 8.463%, Due 10/30/2026, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	955,946	955,946
Cloudera, Inc., 9.198%, Due 10/8/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	160,651	157,839
Cornerstone OnDemand, Inc., 9.213%, Due 10/16/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	163,571	157,355
CT Technologies Intermediate Holdings, Inc., 9.713%, Due 12/16/2025, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	2,070,427	1,960,612
E2open, LLC, 8.963%, Due 2/4/2028, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	156,729	155,798
EagleView Technology Corp., Due 8/14/2025, 2018 Add On Term Loan BF	165,269	157,708
Evertec Group LLC, 8.848%, Due 10/30/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	155,956	155,566
Flexera Software LLC, 9.213%, Due 3/3/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	158,390	156,773
Fortra LLC, 9.483%, Due 11/19/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	112,060	105,616
Greeneden U.S. Holdings LLC, 9.463%, Due 12/1/2027, 2020 USD Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	1,459,990	1,460,647
Instructure Holdings, Inc., Due 10/30/2028, 2021 Term Loan BF	257,885	256,856
iSolved, Inc., 9.484%, Due 10/14/2030, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	155,003	154,809

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 90.94% (continued)
Technology - 12.95% (continued)
Software - 7.54% (continued)
Polaris Newco LLC, 9.463%, Due 6/2/2028, USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	$543,973	$528,742
Quartz Acquireco LLC, 8.848%, Due 6/28/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	489,944	489,944
RealPage, Inc., 8.463%, Due 4/24/2028, 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)F	2,675,208	2,606,669
S2P Acquisition Borrower, Inc., 9.448%, Due 8/14/2026, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	147,421	147,343
Upland Software, Inc., 9.198%, Due 8/6/2026, 2019 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	565,720	547,131

		15,613,071

Total Technology		26,806,575

Total Bank Loan Obligations (Cost $196,919,416)		188,322,911

CORPORATE OBLIGATIONS - 4.87%
Communications - 2.87%
Internet - 2.42%
Getty Images, Inc., 9.750%, Due 3/1/2027J	5,000,000	5,006,005

Media - 0.45%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, Due 2/1/2028J	1,000,000	936,974

Total Communications		5,942,979

Consumer, Cyclical - 0.98%
Airlines - 0.32%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026J	555,833	547,241
United Airlines, Inc., 4.375%, Due 4/15/2026J	125,000	118,909

		666,150

Entertainment - 0.66%
Caesars Entertainment, Inc., 6.250%, Due 7/1/2025J	500,000	497,126
WMG Acquisition Corp., 3.875%, Due 7/15/2030J	1,000,000	872,415

		1,369,541

Total Consumer, Cyclical		2,035,691

Consumer, Non-Cyclical - 0.12%
Commercial Services - 0.12%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.000%, Due 2/15/2031J	258,000	252,199

Financial - 0.42%
REITS - 0.42%
Iron Mountain, Inc., 4.500%, Due 2/15/2031J	1,000,000	865,490

Industrial - 0.28%
Building Materials - 0.06%
Smyrna Ready Mix Concrete LLC, 8.875%, Due 11/15/2031J	125,000	127,360

Packaging & Containers - 0.22%
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027J	500,000	455,016

Total Industrial		582,376

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.87% (continued)
Technology - 0.20%
Software - 0.20%
Rocket Software, Inc., 6.500%, Due 2/15/2029J	$500,000	$404,220

Total Corporate Obligations (Cost $10,224,026)		10,082,955

	Shares
SHORT-TERM INVESTMENTS - 8.73% (Cost $18,069,482)
Investment Companies - 8.73%
American Beacon U.S. Government Money Market Select Fund, 5.22%K L	18,069,482	18,069,482

TOTAL INVESTMENTS - 104.80% (Cost $229,309,718)		217,006,689
LIABILITIES, NET OF OTHER ASSETS - (4.80%)		(9,931,392)

TOTAL NET ASSETS - 100.00%		$207,075,297

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $796,147 or 0.38% of net assets.

D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of November 30, 2023.
G

All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $15,347 or 0.01% of net assets. Of this amount, $15,347 relate to ARAMSCO, Inc.

H	Default Security. At period end, the amount of securities in default was $286,995 or 0.14% of net assets.
I	Fixed Rate.
J

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,082,955 or 4.87% of net assets. The Fund has no right to demand registration of these securities.

K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

IP Ltd. - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

USD - United States Dollar.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2023, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1		Level 2		Level 3		Total
Assets
Common Stocks	$11,850	(1)	$472,460	(1)	$47,031		$531,341
Preferred Stocks	—		0	(1)	—		—
Bank Loan Obligations(2)	—		187,573,795	(1)	749,116	(1)	188,322,911
Corporate Obligations	—		10,082,955		—		10,082,955
Short-Term Investments	18,069,482		—		—		18,069,482

Total Investments in Securities - Assets	$18,081,332		$198,129,210		$796,147		$217,006,689

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $15,347 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2023, a common stock was transferred Level 1 to Level 3 with a fair value of $47,031 and no transfers from Level 2 to Level 3. During the period ended November 30, 2023, there were no transfers out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2023		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2023		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$—	$—	$(501,119)	$501,119	$47,031	$—	$47,031	(1)	$—
Bank Loan Obligations	750,875	(1)	40,581	46,948	54,975	24,054	(74,421)	—	—	749,116	(1)	(1,687,514)

	$750,875		$40,581	$46,948	$54,975	$(477,065)	$426,698	$47,031	$—	$796,147	(1)	$(1,687,514)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2023, one common stock has been fair valued at $47,031 by the Valuation Committee. The remaining bank loan obligations valued at $749,116 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

		Shares	Fair Value
COMMON STOCKS - 0.46% (Cost $6,918,555)
Financials - 0.46%
Mortgage Real Estate Investment Trusts (REITs) - 0.46%
Annaly Capital Management, Inc.		338,932	$6,124,501

PREFERRED STOCKS - 3.03%
Energy - 0.73%
Oil, Gas & Consumable Fuels - 0.73%
Energy Transfer LP, Series I, 9.250%A		997,397	9,754,543

Financials - 2.30%
Mortgage Real Estate Investment Trusts (REITs) - 2.30%
AGNC Investment Corp., Series C, 10.767%, (3 mo. USD Term SOFR + 5.373%)A B		230,515	5,878,132
AGNC Investment Corp., Series E, 6.500%, (3 mo. USD LIBOR + 4.993%)A B		256,822	6,022,476
Annaly Capital Management, Inc., Series G, 9.828%, (3 mo. USD LIBOR + 4.172%)A B		387,379	9,661,232
Annaly Capital Management, Inc., Series F, 10.624%, (3 mo. USD LIBOR + 4.993%)A B		369,632	9,237,104

			30,798,944

Total Financials			30,798,944

Total Preferred Stocks (Cost $39,703,209)			40,553,487

	Principal Amount*
CORPORATE OBLIGATIONS - 64.64%
Communications - 4.24%
Media - 3.38%
Townsquare Media, Inc., 6.875%, Due 2/1/2026C	$	25,892,000	24,957,299
Univision Communications, Inc., 7.375%, Due 6/30/2030C		20,639,000	20,254,718

			45,212,017

Telecommunications - 0.86%
Ciena Corp., 4.000%, Due 1/31/2030C		13,075,000	11,525,776

Total Communications			56,737,793

Consumer, Cyclical - 14.97%
Entertainment - 6.54%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029C		24,632,000	21,629,389
Churchill Downs, Inc., 6.750%, Due 5/1/2031C		20,502,000	20,040,705
Cinemark USA, Inc., 5.250%, Due 7/15/2028C		25,579,000	23,023,658
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029C		24,876,000	22,808,058

			87,501,810

Leisure Time - 1.20%
Vista Outdoor, Inc., 4.500%, Due 3/15/2029C		16,880,000	15,993,800

Lodging - 4.00%
Boyd Gaming Corp., 4.750%, Due 6/15/2031C		24,958,000	22,086,605
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028		11,414,000	10,041,584
Station Casinos LLC,
4.500%, Due 2/15/2028C		19,943,000	18,029,100
4.625%, Due 12/1/2031C		3,915,000	3,318,726

			53,476,015

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 64.64% (continued)
Consumer, Cyclical - 14.97% (continued)
Retail - 3.23%
QVC, Inc.,
4.750%, Due 2/15/2027	$	5,515,000	$4,237,130
4.375%, Due 9/1/2028		23,111,000	15,598,404
Victoria’s Secret & Co., 4.625%, Due 7/15/2029C		28,708,000	23,296,814

			43,132,348

Total Consumer, Cyclical			200,103,973

Consumer, Non-Cyclical - 22.68%
Agriculture - 3.63%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026C		24,298,000	22,430,738
Vector Group Ltd., 10.500%, Due 11/1/2026C		26,070,000	26,104,407

			48,535,145

Commercial Services - 5.30%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C		15,711,000	14,599,124
Carriage Services, Inc., 4.250%, Due 5/15/2029C		23,428,000	19,950,582
CPI CG, Inc., 8.625%, Due 3/15/2026C		24,838,000	23,597,633
Gartner, Inc., 3.750%, Due 10/1/2030C		14,580,000	12,728,326

			70,875,665

Food - 3.03%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029C		24,905,000	20,688,215
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		23,270,000	19,795,058

			40,483,273

Health Care - Products - 1.93%
Avantor Funding, Inc., 4.625%, Due 7/15/2028C		14,780,000	13,827,259
Teleflex, Inc., 4.250%, Due 6/1/2028C		13,017,000	11,993,634

			25,820,893

Health Care - Services - 8.00%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028C		14,528,000	13,917,924
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031C		15,695,000	13,497,700
Encompass Health Corp., 4.750%, Due 2/1/2030		18,565,000	16,864,297
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030C		27,855,000	23,450,170
Select Medical Corp., 6.250%, Due 8/15/2026C		21,977,000	21,816,961
Tenet Healthcare Corp., 6.750%, Due 5/15/2031C		17,340,000	17,319,480

			106,866,532

Pharmaceuticals - 0.79%
Prestige Brands, Inc., 3.750%, Due 4/1/2031C		12,680,000	10,575,247

Total Consumer, Non-Cyclical			303,156,755

Energy - 6.30%
Oil & Gas - 6.30%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C		28,469,000	27,319,422
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, Due 1/15/2027C		19,554,000	18,408,214
Tidewater, Inc., 10.375%, Due 7/3/2028C		14,900,000	15,421,500
Transocean, Inc.,
8.000%, Due 2/1/2027C		20,570,000	19,647,288

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 64.64% (continued)
Energy - 6.30% (continued)
Oil & Gas - 6.30% (continued)
Transocean, Inc., (continued)
6.800%, Due 3/15/2038	$		4,500,000	$3,408,885

				84,205,309

Total Energy				84,205,309

Financial - 7.27%
Diversified Financial Services - 2.86%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028C		GBP	23,390,000	24,330,341
PRA Group, Inc., 5.000%, Due 10/1/2029C			18,286,000	13,886,388

				38,216,729

Real Estate - 4.41%
Cushman & Wakefield U.S. Borrower LLC,
6.750%, Due 5/15/2028C			10,341,000	9,823,950
8.875%, Due 9/1/2031C			9,795,001	9,819,208
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030C			12,330,000	12,543,494
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029C			9,500,000	6,775,869
5.250%, Due 4/15/2030C			29,810,000	20,053,423

				59,015,944

Total Financial				97,232,673

Industrial - 3.71%
Electronics - 1.71%
TTM Technologies, Inc., 4.000%, Due 3/1/2029C			25,701,000	22,848,960

Environmental Control - 1.04%
Stericycle, Inc., 3.875%, Due 1/15/2029C			15,781,000	13,914,798

Machinery - Construction & Mining - 0.96%
BWX Technologies, Inc., 4.125%, Due 4/15/2029C			14,192,000	12,790,540

Total Industrial				49,554,298

Technology - 5.47%
Computers - 3.16%
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028C			7,221,000	6,639,493
5.950%, Due 8/4/2033			8,365,000	8,452,591
KBR, Inc., 4.750%, Due 9/30/2028C			15,246,000	13,608,238
Science Applications International Corp., 4.875%, Due 4/1/2028C			14,573,000	13,590,101

				42,290,423

Semiconductors - 0.94%
Entegris Escrow Corp., 5.950%, Due 6/15/2030C			13,070,000	12,613,185

Software - 1.37%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028C			19,715,000	18,285,663

Total Technology				73,189,271

Total Corporate Obligations (Cost $897,812,446)				864,180,072

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount*			Fair Value
CONVERTIBLE OBLIGATIONS - 1.44%
Financial - 1.44%
Diversified Financial Services - 1.44%
EZCORP, Inc.,
2.375%, Due 5/1/2025	$		3,584,000	$3,295,129
3.750%, Due 12/15/2029C			5,910,000	5,747,475
Upstart Holdings, Inc., 0.250%, Due 08/15/2026			14,810,000	10,233,863

				19,276,467

Total Financial				19,276,467

Total Convertible Obligations (Cost $19,397,770)				19,276,467

FOREIGN CONVERTIBLE OBLIGATIONS - 2.02%
Consumer, Non-Cyclical - 0.98%
Biotechnology - 0.98%
Pharming Group NV, 3.000%, Due 01/21/2025D			12,500,000	13,029,761

Financial - 1.04%
Real Estate - 1.04%
TAG Immobilien AG, 0.625%, Due 08/27/2026D			15,200,000	13,923,989

Total Foreign Convertible Obligations (Cost $25,622,011)				26,953,750

FOREIGN CORPORATE OBLIGATIONS - 25.48%
Consumer, Cyclical - 1.10%
Airlines - 0.19%
International Consolidated Airlines Group SA, 3.750%, Due 3/25/2029D		EUR	2,500,000	2,517,157

Leisure Time - 0.91%
Dometic Group AB, 2.000%, Due 9/29/2028D		EUR	13,430,000	12,242,637

Total Consumer, Cyclical				14,759,794

Consumer, Non-Cyclical - 1.51%
Food - 0.49%
Nova Austral SA,
Due 11/11/2026E F G H			1,594,914	—
Due 11/26/2026E F G H			919,619	—
12.000%, Due 11/26/2026			4,497,428	2,248,714
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)I			15,326,995	306,540
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)C D H			26,581,914	3,987,287
Due 1/1/2099E F G H			146,458	1,465

				6,544,006

Pharmaceuticals - 1.02%
180 Medical, Inc., 3.875%, Due 10/15/2029C			15,550,000	13,618,845

Total Consumer, Non-Cyclical				20,162,851

Energy - 12.75%
Oil & Gas - 12.75%
Baytex Energy Corp., 8.500%, Due 4/30/2030C			9,300,000	9,508,813
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030C			18,955,000	19,144,550
Greenfire Resources Ltd., 12.000%, Due 10/1/2028C			21,665,000	21,466,332
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028			18,499,999	18,638,749
OKEA ASA, 9.125%, Due 9/14/2026			7,200,000	7,290,000

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 25.48% (continued)
Energy - 12.75% (continued)
Oil & Gas - 12.75% (continued)
Paratus Energy Services Ltd., 9.000%, Due 7/15/2026C	$	15,940,000	$15,373,093
Seadrill Finance Ltd., 8.375%, Due 8/1/2030C		15,080,000	15,450,214
Secure Energy Services, Inc., 7.250%, Due 12/30/2026C	CAD	19,508,000	14,232,595
Strathcona Resources Ltd., 6.875%, Due 8/1/2026C		36,425,000	34,674,050
Vermilion Energy, Inc., 6.875%, Due 5/1/2030C		15,525,000	14,724,085

			170,502,481

Total Energy			170,502,481

Financial - 4.82%
Financial Services - 1.27%
Kane Bidco Ltd., 6.500%, Due 2/15/2027C	GBP	14,741,000	17,042,823

Real Estate - 3.55%
Fastighets AB Balder,
1.125%, Due 1/29/2027D	EUR	13,735,000	12,342,909
1.250%, Due 1/28/2028D	EUR	6,240,000	5,284,637
Heimstaden AB,
4.250%, Due 3/9/2026D	EUR	5,500,000	2,709,223
4.375%, Due 3/6/2027	EUR	5,400,000	2,382,714
Heimstaden Bostad AB,
3.248%, Due 11/19/2024, (5 yr. EUR Swap + 3.667%)B D J	EUR	2,860,000	1,363,169
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)B D J	EUR	6,860,000	2,247,601
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)B D J	EUR	1,175,000	431,812
Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027D	EUR	30,490,000	20,691,894

			47,453,959

Total Financial			64,496,782

Industrial - 5.30%
Machinery - Diversified - 1.05%
ATS Corp., 4.125%, Due 12/15/2028C		15,895,000	14,027,336

Transportation - 4.25%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		26,450,000	25,160,563
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025C		32,334,000	31,606,485

			56,767,048

Total Industrial			70,794,384

Total Foreign Corporate Obligations (Cost $386,030,176)			340,716,292

		Shares
FOREIGN COMMON STOCKS - 0.77%
Energy - 0.77%
Oil, Gas & Consumable Fuels - 0.77%
KNOT Offshore Partners LP		556,953	2,990,838
Scorpio Tankers, Inc.		132,209	7,256,952

			10,247,790

Total Energy			10,247,790

Total Foreign Common Stocks (Cost $8,006,711)			10,247,790

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.81% (Cost $10,852,769)
Investment Companies - 0.81%
American Beacon U.S. Government Money Market Select Fund, 5.22%K L	10,852,769	$10,852,769

TOTAL INVESTMENTS - 98.65% (Cost $1,394,343,647)		1,318,905,128
OTHER ASSETS, NET OF LIABILITIES - 1.35%		17,994,121

TOTAL NET ASSETS - 100.00%		$1,336,899,249

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	A type of Preferred Stock that has no maturity date.
B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on November 30, 2023.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,016,386,106 or 76.03% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E	Value was determined using significant unobservable inputs.
F	Zero coupon bond.
G

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $1,465 or 0.00% of net assets.

H	Default Security. At period end, the amount of securities in default was $3,988,752 or 0.30% of net assets.
I	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
J	Perpetual maturity. The date shown, if any, is the next call date.
K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on November 30, 2023:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	535	December 2023	$(41,813,138)	$(42,214,844)	$(401,706)
CME Canadian Dollar Currency Futures	198	December 2023	(14,598,248)	(14,597,550)	698
CME Euro Foreign Exchange Currency Futures	264	December 2023	(35,697,348)	(35,960,100)	(262,752)

			$(92,108,734)	$(92,772,494)	$(663,760)

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

Forward Foreign Currency Contracts Open on November 30, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	57,843,596	12/7/2027	GST	$—	$(1,948,596)	$(1,948,596)

						$—	$(1,948,596)	$(1,948,596)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

GST	Goldman Sachs International

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2023, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,124,501	$—	$—		$6,124,501
Preferred Stocks	30,798,944	9,754,543	—		40,553,487
Corporate Obligations	—	864,180,072	—		864,180,072
Convertible Obligations	—	19,276,467	—		19,276,467
Foreign Convertible Obligations	—	26,953,750	—		26,953,750
Foreign Corporate Obligations	—	340,714,827	1,465	(1)	340,716,292
Foreign Common Stocks	10,247,790	—	—		10,247,790
Short-Term Investments	10,852,769	—	—		10,852,769

Total Investments in Securities - Assets	$58,024,004	$1,260,879,659	$1,465		$1,318,905,128

Financial Derivative Instruments - Assets
Futures Contracts	$698	$—	$—		$698

Total Financial Derivative Instruments - Assets	$698	$—	$—		$698

Financial Derivative Instruments - Liabilities
Futures Contracts	$(664,458)	$—	$—		$(664,458)
Forward Foreign Currency Contracts	—	(1,948,596)	—		(1,948,596)

Total Financial Derivative Instruments - Liabilities	$(664,458)	$(1,948,596)	$—		$(2,613,054)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

Security Type	Balance as of 8/31/2023		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2023		Unrealized Appreciation (Depreciation) at Period End*
Foreign Corporate Obligations	$1,465	(1)	$—	$—	$—	$—	$—	$—	$—	$1,465	(1)	$(2,659,526)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2023, two foreign corporate obligations have been fair valued at $0 by the Valuation Committee and one foreign corporate obligation valued at $1,465 has been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.58%
Communication Services - 3.96%
Diversified Telecommunication Services - 1.87%
Verizon Communications, Inc.	769,530	$29,496,085

Media - 2.09%
Comcast Corp., Class A	790,823	33,127,575

Total Communication Services		62,623,660

Consumer Discretionary - 7.24%
Hotels, Restaurants & Leisure - 3.61%
Starbucks Corp.	575,750	57,171,975

Specialty Retail - 3.63%
Lowe’s Cos., Inc.	288,602	57,382,736

Total Consumer Discretionary		114,554,711

Consumer Staples - 8.29%
Food Products - 2.17%
Nestle SA, ADR	300,781	34,264,972

Tobacco - 6.12%
Altria Group, Inc.	801,546	33,696,994
Philip Morris International, Inc.	677,082	63,212,375

		96,909,369

Total Consumer Staples		131,174,341

Energy - 2.96%
Oil, Gas & Consumable Fuels - 2.96%
Chevron Corp.	326,056	46,821,642

Financials - 20.20%
Capital Markets - 7.47%
BlackRock, Inc.	86,856	65,248,833
Charles Schwab Corp.	864,658	53,020,829

		118,269,662

Financial Services - 7.33%
Berkshire Hathaway, Inc., Class BA	194,776	70,119,360
Fidelity National Information Services, Inc.	783,010	45,915,706

		116,035,066

Insurance - 5.40%
Cincinnati Financial Corp.	308,670	31,728,189
Progressive Corp.	327,358	53,696,533

		85,424,722

Total Financials		319,729,450

Health Care - 7.25%
Pharmaceuticals - 7.25%
Johnson & Johnson	387,178	59,880,950
Merck & Co., Inc.	535,155	54,842,684

		114,723,634

Total Health Care		114,723,634

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.58% (continued)
Industrials - 16.19%
Aerospace & Defense - 3.15%
Northrop Grumman Corp.	104,856	$49,823,377

Air Freight & Logistics - 3.00%
United Parcel Service, Inc., Class B	312,653	47,401,321

Ground Transportation - 3.97%
Norfolk Southern Corp.	288,143	62,861,277

Professional Services - 3.08%
Paychex, Inc.	399,815	48,765,436

Trading Companies & Distributors - 2.99%
Fastenal Co.	789,367	47,338,339

Total Industrials		256,189,750

Information Technology - 17.31%
Communications Equipment - 2.76%
Cisco Systems, Inc.	904,257	43,747,954

Semiconductors & Semiconductor Equipment - 3.94%
Texas Instruments, Inc.	407,858	62,283,995

Software - 4.56%
Microsoft Corp.	190,563	72,206,226

Technology Hardware, Storage & Peripherals - 6.05%
Apple, Inc.	504,058	95,745,817

Total Information Technology		273,983,992

Materials - 3.48%
Chemicals - 3.48%
Air Products & Chemicals, Inc.	203,737	55,121,045

Real Estate - 2.65%
Specialized REITs - 2.65%
Crown Castle, Inc.	357,459	41,922,792

Utilities - 2.05%
Multi-Utilities - 2.05%
Dominion Energy, Inc.	714,842	32,410,936

Total Common Stocks (Cost $1,007,783,292)		1,449,255,953

FOREIGN COMMON STOCKS - 4.68%
Communication Services - 2.08%
Nintendo Co. Ltd., ADR	2,837,694	33,002,381

Consumer Staples - 2.60%
Diageo PLC, ADRB	292,279	41,085,659

Total Foreign Common Stocks (Cost $70,271,825)		74,088,040

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.25% (Cost $51,456,551)
Investment Companies - 3.25%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	51,456,551	$51,456,551

SECURITIES LENDING COLLATERAL - 0.00% (Cost $14,175)
Investment Companies - 0.00%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	14,175	14,175

TOTAL INVESTMENTS - 99.51% (Cost $1,129,525,843)		1,574,814,719
OTHER ASSETS, NET OF LIABILITIES - 0.49%		7,710,000

TOTAL NET ASSETS - 100.00%		$1,582,524,719

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on November 30, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	223	December 2023	$48,383,049	$51,030,762	$2,647,713

			$48,383,049	$51,030,762	$2,647,713

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2023, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,449,255,953	$—	$—	$1,449,255,953
Foreign Common Stocks	74,088,040	—	—	74,088,040
Short-Term Investments	51,456,551	—	—	51,456,551
Securities Lending Collateral	14,175	—	—	14,175

Total Investments in Securities - Assets	$1,574,814,719	$—	$—	$1,574,814,719

Financial Derivative Instruments - Assets
Futures Contracts	$2,647,713	$—	$—	$2,647,713

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2023 (Unaudited)

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Total Financial Derivative Instruments - Assets	$2,647,713	$—	$—	$2,647,713

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2023 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2023 (Unaudited)

are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2023 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2023 (Unaudited)

the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.